UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-08228

                         The Timothy Plan
(Exact name of registrant as specified in charter)

The Timothy Plan
1055 Maitland Center Commons
Maitland, FL  32751
(Address of principal executive offices)             (Zip code)

Art Ally
The Timothy Plan
1055 Maitland Center Commons
Maitland, FL 32751
(Name and address of agent for service)

Registrant's telephone number, including area code:   800-846-7526

Date of fiscal year end:         12/31

Date of reporting period:    12/31/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

THE TIMOTHY PLAN
LIBERTY
1994
THE FIRST

ANNUAL REPORT

December 31, 2010

TIMOTHY PLAN VARIABLE SERIES

Strategic Growth
Conservative Growth

Letter from the President
December 31, 2010

 Arthur D. Ally

December 31, 2010

Dear Strategic Growth Variable and Conservative Growth Variable Shareholder,

All things considered, the year of 2010 continued the market recovery that began in mid-March, 2009.  As you know, your Timothy Plan Variable Fund investment is a compilation of several of Timothy’s underlying funds and, as such, your performance is directly related to the performance of those underlying funds.  Since the October, 2009 shareholder approval of adding our relatively new Defensive Strategies Fund, our current mix has been maintained approximately as listed below:

		Conservative Growth	Strategic Growth
·	Large/Mid-Cap Value Fund	15.00%	20.00%
·	Small-Cap Value Fund	5.00%	7.50%
·	Large/Mid-Cap Growth Fund	12.00%	20.00%
·	Aggressive Growth Fund	3.00%	7.50%
·	International Fund	10.00%	25.00%
·	High-Yield Bond Fund	10.00%	10.00%
·	Defensive Strategies Fund	15.00%	10.00%
·	Fixed Income Fund	30.00%

The performance of these two funds is directly related to the performance of our underlying funds and, in our opinion, all of our underlying funds are now managed by firms that we believe to be as good as, if not better than, any mutual fund family in the industry.

There were many factors that played into the underlying funds’ performances.  Even with the European debt crisis, a sluggish domestic GDP, fears of inflation, and numerous other concerns creating a volatile market environment, the funds provided investors double digit positive returns.

All of our various managers now believe that the worst of the violent market is probably behind us.  If they are right, as I believe they are, I expect 2011 to continue to be a little unsettled, but also believe this year should produce mildly positive investment results.  As you know, however, no one can guarantee future results.  The one thing I can assure you is that every one of our managers continues to work very hard on your behalf.

As I have stated repeatedly in the past, the Timothy Plan is serious about our mission (to genuinely screen our investments and attempt to deliver competitive investment results) and our commitment to continuously pursue Kingdom Class quality in everything we do.  Thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,
President
Timothy Plan Fund Performance []

Officers and Trustees of the Trust
As of December 31, 2010 (Unaudited)

Timothy Plan Family of Funds

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company.  President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund.  CFI is also the managing general partner of TPL.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 1055 Maitland Center Commons Maitland , FL Born: 1956	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Attorney specializing in free speech, appellate practice and religious liberty constitutional law.  Founder of Liberty Counsel, a religious civil liberties education and legal defense organization.  Host of two radio programs devoted to religious freedom issues.  Editor of a monthly newsletter devoted to religious liberty topics.  Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.
None

* Mr. Ally is an "interested" Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
** Messrs. Boatwright and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership intereset in TPL.

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 1112 Glen Falls Road DeLand, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning.  B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami.  Associate Professor Stetson University for past 35 years.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt 160 Deer Forest Trail Fayetteville, GA Born: 1947	Trustee	Indefinite; Trustee since 2010	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Sheperd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 203 E. Main Street Fremont, MI Born: 1946	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President (and Founder) of American Decency Association, Freemont, MI  since 1999.  Previously served as Michigan State Director for American Family Association (1987-1999).  Previously a public school teacher for 18 years.  B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO Born: 1950	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001.  Prior:  22 years of executive experience for a group of banks and a trust company.  B.A. in Economics from Wheaton College and MBA from University of Chicago.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Certified Public Accountant, semi-retired. Former non-profit industry accounting officer. Former financial executive with commercial bank. Former partner national accounting firm.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 608 Pintail Place Flower Mound, TX Born: 1960	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Chairman of Stewardship Studies at Southwestern Baptist Theological Seminary, Ft. Worth, TX.  Also serves as Founder and Chairman of the International Center for Biblical Stewardship.  Previously, President and CEO of Christian Stewardship Association where he was affiliated for 14 years.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, GA Born: 1951	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Founder and CEO of Corporate Development Institute which he founded in 2000.  Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.
None

Timothy Plan Officers and Trustees []

Fund Profile | Conservative Growth Portfolio Variable Series
December 31, 2010 (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception (a)
Timothy Plan Conservative Growth Portfolio Variable Series	12.45%	3.21%	3.82%
Dow Jones Global Moderate Portfolio Index	13.84%	5.09%	7.18%

(a) For the period May 1, 2002 (commencement of investment in accordance with objective) to December 31, 2010.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Global Moderate Portfolio Index on May 1, 2002 and held through December 31, 2010.  The Dow Jones Global Moderate Portfolio Index is a widely recognized index that measures global stocks, bonds, and cash which in turn are represented by multiple subindexes. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Hypothetical Performance Graph []

Fund Profile | Conservative Growth Portfolio Variable Series
December 31, 2010 (Unaudited)

Industries
(% of Net Assets)

Fixed Income	30.07%
Defensive Strategies	15.07%
Large/Mid Cap Value	14.97%
Large/Mid Cap Growth	11.95%
International	10.05%
High Yield Bond	9.99%
Small Cap Value	4.97%
Aggressive Growth	2.97%
Cash Equivalents	0.16%
Liabilities in Excess of Other Assets	(0.20)%
100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2010, through December 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*

			7/1/2010 through
	7/1/2010	12/31/2010	12/31/2010

Actual	$1,000.00	$1,148.95	$2.20
Hypothetical**	$1,000.00	$1,023.16	$2.07

* Expenses are equal to the  Fund’s annualized expense ratio of 0.41%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period). The Fund’s ending account value in the first line in the table is based on its actual total return of 14.90% for the six-month period of July 1, 2010, to December 31, 2010.
** Assumes a 5% return before expenses.

Timothy Plan Conservative Growth Portfolio Variable Series [7]

Schedule of Investments | Conservative Growth Portfolio Variable Series
As of December 31, 2010

MUTUAL FUNDS (A) - 100.04%
Number of Shares		Fair Value

207,935	Timothy Plan Aggressive Growth Fund*	$1,287,120
579,486	Timothy Plan Defensive Strategies Fund	6,507,629
1,255,651	Timothy Plan Fixed Income Fund	12,983,430
468,612	Timothy Plan High Yield Bond Fund	4,311,227
520,681	Timothy Plan International Fund	4,337,268
760,804	Timothy Plan Large/Mid Cap Growth Fund*	5,158,251
486,959	Timothy Plan Large/Mid Cap Value Fund	6,461,950
161,938	Timothy Plan Small Cap Value Fund*	2,144,059

	Total Mutual Funds (cost $38,631,764)	43,190,934

SHORT-TERM INVESTMENTS - 0.16%
Number of Shares		Fair Value

68,933	Fidelity Institutional Money Market Portfolio, 0.16% (B)	68,933

	Total Short-Term Investments (cost $68,933)	68,933

	Total Investments (cost $38,700,697) - 100.20%	$43,259,867

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20)%	(87,507)

	Net Assets - 100.00%	$43,172,360

	* Non-income producing securities.
	(A) Affiliated Funds - Class A Shares.
	(B) Variable rate security; the rate shown represents the yield at December 31, 2010.

  The accompanying notes are an integral part of thsee financial statements.
The Timothy Plan Conservative Growth Portfolio Variable Series

Statement of Assets & Liabilities | Conservative Growth Portfolio Variable Series
As of December 31, 2010

ASSETS

Investments in Affiliated Securities at Fair Value (cost $38,631,764) [NOTE 1]	$43,190,934
Investments in Unaffiliated Securities at Fair Value (cost $68,933)	68,933
Receivables for:
Investments Sold	109,666
Fund Shares Sold	1,059
Interest	6
Prepaid Expenses	141

Total Assets	43,370,739

LIABILITIES

Payable for:
Investments Purchased	$169,666
Fund Shares Redeemed	215
Payable to Adviser	3,619
Accrued Expenses	24,879

Total Liabilities	198,379

Net Assets	$43,172,360

SOURCES OF NET ASSETS

At December 31, 2010, Net Assets Consisted of:
Paid-in Capital	$44,341,794
Accumulated Undistributed Net Investment Income (Loss)	586,413
Accumulated Net Realized Gain (Loss) on Investments	(6,315,017)
Net Unrealized Appreciation (Depreciation) in Value of Investments	4,559,170

Net Assets	$43,172,360

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	3,946,717
Net Asset Value, Offering and Redemption Price Per Share ($43,172,360 / 3,946,717 Shares)	$10.94

The accompanying notes are an integral part of thsee financial statements.
The Timothy Plan Conservative Growth Portfolio Variable Series

Statement of Operations | Conservative Growth Portfolio Variable Series
For the Fiscal Year Ended December 31, 2010

INVESTMENT INCOME

Interest from Unaffiliated Funds	$97
Dividends from Affiliated Funds	758,844

Total Investment Income	758,941

EXPENSES

Investment Advisory Fees [Note 3]	41,659
Fund Accounting , Transfer Agency and Administration Fees	92,564
Audit Fees	17,122
Custodian Fees	9,419
CCO Fees	5,719
Trustee Expense	3,798
Insurance Expense	1,721
Miscellaneous Expense	480

Total Expenses	172,482

Net Investment Income (Loss)	586,459

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Dividends from Affiliated Investments	7,830
Net Realized Gain (Loss) on Investments in Affiliated Funds	(776,624)
Change in Unrealized Appreciation (Depreciation) of Investments	5,082,151
Net Realized and Unrealized Gain (Loss) on Investments	4,313,357

Increase (Decrease) in Net Assets Resulting from Operations	$4,899,816

The accompanying notes are an integral part of thsee financial statements.
The Timothy Plan Conservative Growth Portfolio Variable Series

Statements of Changes in Net Assets | Conservative Growth Portfolio Variable Series

INCREASE (DECREASE) IN NET ASSETS
	Year ended	Year ended
	12/31/10	12/31/09

Operations:
Capital Gain Dividends from Affiliated Investments	$7,830	$-
Net Investment Income (Loss)	586,459	573,159
Net Realized Gain (Loss) on Investments in Affiliated Funds	(776,624)	(4,943,235)
Change in Unrealized Appreciation (Depreciation) of Investments	5,082,151	12,269,160
Net Increase (Decrease) in Net Assets (resulting from operations)	4,899,816	7,899,084

Distributions to Shareholders:
Net Investment Income	(573,002)	(685,986)
Total Distributions to Shareholders	(573,002)	(685,986)

Capital Share Transactions:
Proceeds from Shares Sold	1,597,595	5,569,858
Dividends Reinvested	573,002	685,986
Cost of Shares Redeemed	(5,861,883)	(3,386,353)
Increase (Decrease) in Net Assets (resulting from capital share transactions)	(3,691,286)	2,869,491

Total Increase (Decrease) in Net Assets	635,528	10,082,589

Net Assets:
Beginning of year	42,536,832	32,454,243

End of year	$43,172,360	$42,536,832

Accumulated Undistributed Net Investment Income	$586,413	$572,956

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	156,611	645,098
Shares Reinvested	52,425	69,222
Shares Redeemed	(575,892)	(379,857)
Net Increase (Decrease) in Number of Shares Outstanding	(366,856)	334,463

The accompanying notes are an integral part of thsee financial statements.
The Timothy Plan Conservative Growth Portfolio Variable Series

Financial Highlights | Conservative Growth Portfolio Variable Series
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Year		Year	Year		Year	Year
	ended		ended	ended		ended	ended
	12/31/10		12/31/09	12/31/08		12/31/07	12/31/06

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.86		$8.16	$12.97		$12.14	$11.72

Income from Investment Operations:
Net Investment Income (Loss)	0.14	(A)	0.12	0.22	(A)	0.30	0.35
Net Realized and Unrealized Gain (Loss) on Investments	1.09		1.74	(3.95)		0.77	0.73
Total from Investment Operations	1.23		1.86	(3.73)		1.07	1.08

Less Distributions:
Dividends from Net Investment Income	(0.15)		(0.16)	(0.26)		-	(0.36)
Dividends from Realized Gains	-		-	(0.82)		(0.24)	(0.30)
Total Distributions	(0.15)		(0.16)	(1.08)		(0.24)	(0.66)

Net Asset Value at End of Year	$10.94		$9.86	$8.16		$12.97	$12.14

Total Return (B)	12.45%		22.80%	-28.59%		8.82%	9.16%

Ratios/Supplemental Data:
Net Assets at End of Year (in 000s)	$43,172		$42,537	$32,454		$38,205	$26,723

Ratio of Expenses to Average Net Assets:
After Reimbursement and Waiver / Recoupment	0.41%		0.50%	0.64%		0.64%	0.72%
of Expenses by Adviser (C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
After Reimbursement and Waiver / Recoupment	1.41%		1.56%	1.88%		2.68%	3.59%
of Expenses by Adviser (C)(D)

Portfolio Turnover	8.92%		34.54%	19.70%		34.60%	2.04%

(A) Net Investment Income was calculated using average shares method.
(B) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher if certain expenses had not been recouped in the year in which the recoupment occurred.
(C) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(D) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

  The accompanying notes are an integral part of thsee financial statements.
The Timothy Plan Conservative Growth Portfolio Variable Series

Fund Profile | Strategic Growth Portfolio Variable Series
December 31, 2010 (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception (a)
Timothy Plan Strategic Growth Portfolio Variable Series	15.37%	1.78%	3.01%
Dow Jones Global Moderately Aggressive Portfolio Index	16.58%	5.00%	7.53%

(a) For the period May 6, 2002 (commencement of investment in accordance with objective) to December 31, 2010.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Global Moderately Aggressive Portfolio Index on May 6, 2002 and held through December 31, 2010. The Dow Jones Global Moderately Aggressive Portfolio Index is a widely recognized index that measures global stocks, bonds, and cash which in turn are represented by multiple subindexes. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.
Timothy Plan Hypothetical Performance Graph []

Fund Profile | Strategic Growth Portfolio Variable Series
December 31, 2010 (Unaudited)

Industries
(% of Net Assets)

International	25.15%
Large/Mid Cap Value	19.98%
Large/Mid Cap Growth	19.94%
Defensive Strategies	10.06%
High Yield Bond	10.00%
Aggressive Growth	7.47%
Small Cap Value	7.46%
Cash Equivalents	1.06%
Liabilities in Excess of Other Assets	(1.12)%
100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2010, through December 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*

			7/1/2010 through
	7/1/2010	12/31/2010	12/31/2010

Actual	$1,000.00	$1,242.54	$2.32
Hypothetical**	$1,000.00	$1,023.14	$2.09

* Expenses are equal to the  Fund’s annualized expense ratio of 0.41%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period). The Fund’s ending account value in the first line in the table is based on its actual total return of 24.25% for the six-month period of July 1, 2010, to December 31, 2010.
** Assumes a 5% return before expenses.

Timothy Plan Strategic Growth Portfolio Variable Series []

Schedule of Investments | Strategic Growth Portfolio Variable Series
As of December 31, 2010

MUTUAL FUNDS (A) - 100.06%
Number of Shares		Fair Value

230,189	Timothy Plan Aggressive Growth Fund*	$1,424,870
171,044	Timothy Plan Defensive Strategies Fund	1,920,823
207,493	Timothy Plan High Yield Bond Fund	1,908,933
576,327	Timothy Plan International Fund	4,800,804
561,471	Timothy Plan Large/Mid Cap Growth Fund*	3,806,776
287,492	Timothy Plan Large/Mid Cap Value Fund	3,815,015
107,562	Timothy Plan Small Cap Value Fund*	1,424,119

	Total Mutual Funds (cost $18,680,624)	19,101,340

SHORT-TERM INVESTMENTS - 1.06%
Number of Shares		Fair Value

202,398	Fidelity Institutional Money Market Portfolio, 0.16% (B)	202,398

	Total Short-Term Investments (cost $202,398)	202,398

	Total Investments (cost $18,883,022) - 101.12%	$19,303,738

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.12)%	(213,728)

	Net Assets - 100.00%	$19,090,010

	* Non-income producing securities.
	(A) Affiliated Funds - Class A Shares.
	(B) Variable rate security; the rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of thsee financial statements.
The Timothy Plan Conservative Growth Portfolio Variable Series

Statement of Assets & Liabilities | Strategic Growth Portfolio Variable Series
As of December 31, 2010

ASSETS

Investments in Affiliated Securities at Fair Value (cost $18,680,624) [NOTE 1]	$19,101,340
Investments in Unaffiliated Securities at Fair Value (cost $202,398)	202,398
Receivables for:
Investments Sold	9,250
Fund Shares Sold	1,342
Interest	12
Prepaid Expenses	101

Total Assets	19,314,443

LIABILITIES

Payable for:
Investments Purchased	$209,250
Fund Shares Redeemed	2,844
Payable to Adviser	1,583
Accrued Expenses	10,756

Total Liabilities	224,433

Net Assets	$19,090,010

SOURCES OF NET ASSETS

At December 31, 2010, Net Assets Consisted of:
Paid-in Capital	$21,310,369
Accumulated Undistributed Net Investment Income (Loss)	109,300
Accumulated Net Realized Gain (Loss) on Investments	(2,750,375)
Net Unrealized Appreciation (Depreciation) in Value of Investments	420,716

Net Assets	$19,090,010

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	2,020,835
Net Asset Value, Offering and Redemption Price Per Share ($19,090,010 / 2,020,835 Shares)	$9.45

The accompanying notes are an integral part of thsee financial statements.
The Timothy Plan Conservative Growth Portfolio Variable Series

Statement of Operations | Strategic Growth Portfolio Variable Series
For the Fiscal Year Ended December 31, 2010

INVESTMENT INCOME

Interest from Unaffiliated Funds	$97
Dividends from Affiliated Funds	184,576

Total Investment Income	184,673

EXPENSES

Investment Advisory Fees [Note 3]	17,895
Fund Accounting, Transfer Agency and Administration Fees	39,719
Audit Fees	7,577
Custodian Fees	4,709
CCO Fees	2,432
Trustee Expense	1,742
Insurance Expense	727
Miscellaneous Expense	480

Total Expenses	75,281

Net Investment Income (Loss)	109,392

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Dividends from Affiliated Investments	2,141
Net Realized Gain (Loss) on Investments in Affiliated Funds	(730,711)
Change in Unrealized Appreciation (Depreciation) of Investments	3,092,458
Net Realized and Unrealized Gain (Loss) on Investments	2,363,888

Increase (Decrease) in Net Assets Resulting from Operations	$2,473,280

The accompanying notes are an integral part of thsee financial statements.
The Timothy Plan Conservative Growth Portfolio Variable Series

Statements of Changes in Net Assets | Strategic Growth Portfolio Variable Series

INCREASE (DECREASE) IN NET ASSETS
	Year ended	Year ended
	12/31/10	12/31/09

Operations:
Capital Gain Dividends from Affiliated Investments	$2,141	$-
Net Investment Income (Loss)	109,392	135,920
Net Realized Gain (Loss) on Investments in Affiliated Funds	(730,711)	(1,727,914)
Change in Unrealized Appreciation (Depreciaton) of Investments	3,092,458	6,093,099
Net Increase (Decrease) in Net Assets (resulting from operations)	2,473,280	4,501,105

Distributions to Shareholders:
Net Investment Income	(135,209)	(113,939)
Total Distributions to Shareholders	(135,209)	(113,939)

Capital Share Transactions:
Proceeds from Shares Sold	1,490,289	2,864,149
Dividends Reinvested	135,209	113,939
Cost of Shares Redeemed	(3,768,402)	(3,220,552)
Increase (Decrease) in Net Assets (resulting from capital share transactions)	(2,142,904)	(242,464)

Total Increase (Decrease) in Net Assets	195,167	4,144,702

Net Assets:
Beginning of year	18,894,843	14,750,141

End of year	$19,090,010	$18,894,843

Accumulated Undistributed Net Investment Income	$109,300	$135,117

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	171,124	437,651
Shares Reinvested	14,323	13,711
Shares Redeemed	(455,827)	(461,465)
Net Increase (Decrease) in Number of Shares Outstanding	(270,380)	(10,103)

The accompanying notes are an integral part of thsee financial statements.
The Timothy Plan Conservative Growth Portfolio Variable Series

Financial Highlights | Strategic Growth Portfolio Variable Series
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Year		Year	Year		Year	Year
	ended		ended	ended		ended	ended
	12/31/10		12/31/09	12/31/08		12/31/07	12/31/06

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$8.25		$6.41	$12.83		$12.07	$11.64

Income from Investment Operations:
Net Investment Income (Loss)	0.05	(A)	0.06	0.07	(A)	0.18	0.23
Net Realized and Unrealized Gain (Loss) on Investments	1.22		1.83	(5.19)		1.04	0.91
Total from Investment Operations	1.27		1.89	(5.12)		1.22	1.14

Less Distributions:
Dividends from Net Investment Income	(0.07)		(0.05)	(0.15)		-	(0.23)
Dividends from Realized Gains	-		-	(1.15)		(0.46)	(0.48)
Total Distributions	(0.07)		(0.05)	(1.30)		(0.46)	(0.71)

Net Asset Value at End of Year	$9.45		$8.25	$6.41		$12.83	$12.07

Total Return (B)	15.37%		29.48%	-39.55%		10.13%	9.83%

Ratios/Supplemental Data:
Net Assets at End of Year (in 000s)	$19,090		$18,895	$14,750		$19,167	$14,271

Ratio of Expenses to Average Net Assets:
After Reimbursement and Waiver / Recoupment	0.42%		0.50%	0.65%		0.64%	0.72%
of Expenses by Adviser (C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
After Reimbursement and Waiver / Recoupment	0.61%		0.82%	0.69%		1.61%	2.21%
of Expenses by Adviser (C)(D)

Portfolio Turnover	8.39%		21.90%	8.56%		45.07%	2.62%

(A) Net Investment Income was calculated using average shares method.
(B) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher if certain expenses had not been recouped in the year in which the recoupment occurred.
(C) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(D) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

 The accompanying notes are an integral part of thsee financial statements.
The Timothy Plan Conservative Growth Portfolio Variable Series

Notes to Financial Statements
December 31, 2010

Conservative and Strategic Growth Portfolio Variable Series

Note 1 | Significant Accounting Policies
The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”).  The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income.  The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income.  The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund and Defensive Strategies Fund. The Conservative Growth Portfolio also invests in the Fidelity Institutional Money Market Portfolio, an unaffiliated mutual fund.  The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund and Defensive Strategies Fund. The Strategic Growth Portfolio also invests in the Fidelity Institutional Money Market Portfolio, an unaffiliated mutual fund.  Each Fund is one of a series of Funds currently authorized by the Board of Trustees (the “Board”).  Timothy Partners, Ltd., (“TPL” or the “Adviser”) is the Investment Adviser for the Funds.

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS
Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges.  Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The Board has delegated to the Adviser responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser will use its best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Adviser with respect to the circumstances under which, and the methods to be used, fair value pricing is utilized.

Timothy Plan Notes []

The following is a summary of the inputs used to value the Conservative Growth Portfolio’s investments as of December 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds	$43,190,934	$-	$-	$43,190,934

Short-Term Investments	68,933	-	-	68,933

Total	$43,259,867	$-	$-	$43,259,867

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s investments as of December 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds	$19,101,340	$-	$-	$19,101,340

Short-Term Investments	202,398	-	-	202,398

Total	$19,303,738	$-	$-	$19,303,738

The Conservative Growth Portfolio and the Strategic Growth Portfolio did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the fiscal year ended December 31, 2010, there were no significant transfers between Levels 1 and 2.  The Funds’ policy is to recognize transfers at the end of the period.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS
Security transactions are accounted for on the date the securities are purchased or sold (trade date).  Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

C.	NET ASSET VALUE PER SHARE
Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.	FEDERAL INCOME TAXES
It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains.  Therefore, no federal income tax or excise provision is required.

As of December 31, 2010, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the fiscal year ended December 31, 2010, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2007 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

E.	USE OF ESTIMATES
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

F.	DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Timothy Plan Notes []

G.	EXPENSES
Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or an appropriate basis (as determined by the Board).

Note 2 | Purchases and Sales of Securities
The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the fiscal year ended December 31, 2010:

Funds	Purchases	Sales
Conservative Growth Portfolio	$3,704,449	$7,284,311
Strategic Growth Portfolio	$1,496,132	$3,641,119

Note 3 | Investment Management Fee and Other Transactions with Affiliates
Timothy Partners, Ltd. (“TPL”) is the Investment Adviser for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 26, 2010. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the fiscal year ended December 31, 2010 were $41,659 and $17,895 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $3,619 and $1,583, respectively, at December 31, 2010. An officer and trustee of the Funds is also an officer of the Adviser.

Note 4 | Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2010, American United Life Insurance Co. (“AUL”) held for the benefit of others, in aggregate, approximately 93% of the Conservative Growth Portfolio and approximately 82% of the Strategic Growth Portfolio.

Note 5 | Unrealized Appreciation (Depreciation)
At December 31, 2010, the cost for federal income tax purposes and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

				Net Appreciation
Funds	Cost	Appreciation	(Depreciation)	(Depreciation)
Conservative Growth	$40,410,312	$2,849,555	$-	$2,849,555
Strategic Growth	$19,352,004	$863,558	$(911,824)	$(48,266)

Timothy Plan Notes []

Note 6 | Distributions to Shareholders

The tax characteristics of distributions paid during 2010 and 2009 were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio

2010
Ordinary Income	$573,002	$135,209
	$573,002	$135,209

2009
Ordinary Income	$685,986	$113,939
	$685,986	$113,939

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio

Undistributed Ordinary Income	$586,413	$109,300
Capital Loss Carryforward	(4,605,402)	(2,281,393)
Unrealized Appreciation (Depreciation) *	2,849,555	(48,266)
	$(1,169,434)	$(2,220,359)

* The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of wash sales losses in the amount of $1,509,045 and $464,867 for the Conservative Growth Portfolio and Strategic Growth Portfolio, respectively, and post-October losses in the amount of $200,570 and $4,115 for the Conservative Growth Portfolio and Strategic Growth Portfolio, respectively.

  Note 7 | Capital Loss Carryforwards
At December 31, 2010, the following capital loss carryforwards are available to offset future capital gains.

Funds	Loss Carryforward	Year Expiring

Conservative Growth	$99,229	2016
	$1,017,716	2017
	$3,488,457	2018
Strategic Growth	$105,118	2016
	$263,295	2017
	$1,912,980	2018

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Timothy Plan Notes []

Disclosures
December 31, 2010

Conservative and Strategic Growth Portfolio Variable Series

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.  In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. The Trust’s current Form N-PX is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
The Timothy Plan

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Timothy Plan Conservative Growth Portfolio Variable Series and Timothy Plan Strategic Growth Portfolio Variable Series (the “Funds”), two of the series constituting The Timothy Plan, as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Timothy Plan Conservative Growth Portfolio Variable Series and Timothy Plan Strategic Growth Portfolio Variable Series, two of the series constituting The Timothy Plan, as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
February 16, 2011

1055 Maitland Center Commons, #100
Maitland, Florida 32751

(800) TIM-PLAN
(800) 846-7526

Visit the Timothy Plan web site on the internet at:
www.timothyplan.com

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes the details regarding the Funds’ objectives, policies, expenses and other information.

Distributed by Timothy Partners, Ltd. Member FINRA

Item 2. Code of Ethics.

(a)           As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)           For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)
Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)           Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)           Accountability for adherence to the code.

(c)           Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)           Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)           Posting:  We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)           Availability:  The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)           The registrant has an Audit committee currently composed of three independent Trustees, Mr. Rick Copeland, Mr. John Mulder and Mr. Charles Nelson.  The registrant’s board of trustees has determined that Mr. Charles Nelson is qualified to serve as an Audit Committee Financial Expert, and has designated him as such.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The Timothy Plan
FY 2010	$ 24,000
FY 2009	$ 21,600

(b)	Audit-Related Fees

The Timothy Plan

	Registrant	Adviser
FY 2010	$0	$0
FY 2009	$0	$0
	Nature of the fees:

(c)	Tax Fees

The Timothy Plan

FY 2010 FY 2009	$ 0 $ 0

Nature of the fees:

(d)	All Other Fees

The Timothy Plan
Registrant

FY 2010 FY 2009	$ 0 $ 0

Nature of the fees:

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:                         0%
Tax Fees:                                           0%
All Other Fees:                                 0%

(f)           During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2010	$0	$0
FY 2009	$0	$0

(h)           Not applicable.  The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)         Code is filed herewith

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)        Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Timothy Plan

By
Arthur D. Ally
Arthur D. Ally, President

Date	2/17/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
Arthur D. Ally
Arthur D. Ally, President

Date	2/17/2011